Other Payables and Accruals (Details) $ in Thousands	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($) item
Other Payables and Accruals
Social contributions	$ 1,158	$ 1,244
Unearned revenue	38,680	34,926
Accrued legal and professional fees	1,321	1,567
Accrued board of directors' fees	599	577
Accrued employee costs	5,617	5,494
Accrued off-hire	7,376	5,284
Accrued crew costs	3,729	4,027
Accrued purchases	18,578	4,227
Accrued financing cost	849	1,984
Accrued interest	38,107	27,851
Accrued payable to charterers	6,481	4,179
Other accruals	4,955	2,058
Total	$ 127,450	$ 93,418
Unearned Revenue, Number of Vessels | item	17	15